PARENT CORPORATION STATEMENTS	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 21	PARENT CORPORATION STATEMENTS

The following are condensed financial statements of Commercial Bancshares, Inc.

CONDENSED BALANCE SHEETS

December 31, 2011 and 2010

(Dollars in thousands)

	2011	2010
ASSETS
Cash on deposit with subsidiary	$164	$113
Investment in common stock of subsidiaries	26,530	24,009
Other assets	350	308
Total assets	$27,044	$24,430

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities	$45	$41
Shareholders’ equity	26,999	24,389
Total liabilities and shareholders’ equity	$27,044	$24,430

CONDENSED STATEMENTS OF INCOME

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
INCOME
Dividends from Bank subsidiary	$562	$600	$757
Total income	562	600	757

EXPENSES
Professional fees	65	67	32
Other	97	76	82
Total expenses	162	143	114

Tax benefit	(55)	(47)	(39)
Income before equity in undistributed earnings of subsidiaries	455	504	682
Equity in undistributed earnings of subsidiaries	2,324	1,819	419

NET INCOME	$2,779	$2,323	$1,101

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$2,779	$2,323	$1,101
Adjustments to reconcile net income to net cash from operating activities
Equity in undistributed earnings of subsidiaries	(2,324)	(1,819)	(419)
Stock-based compensation	50	32	6
Other	(5)	(92)	(44)
Net cash from operating activities	500	444	644

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash from investing activities	—	—	—

CASH FLOWS FROM FINANCING ACTIVITIES
Treasury stock issued for deferred compensation plan	103	117	—
Treasury stock issued under stock option plans	10	—	—
Cash dividends paid	(562)	(481)	(659)
Net cash from financing activities	(449)	(364)	(659)

Net change in cash	51	80	(15)
Cash at beginning of period	113	33	48
Cash at end of period	$164	$113	$33